Retirement Plans (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Retirement Plans [Abstract]
Number of treasury stock shares held	99,315	99,309
Treasury stock held value	$ 2.5	$ 2.4